Note 5 - Related Party Payables	9 Months Ended
Aug. 31, 2012
Notes
Note 5 - Related Party Payables

NOTE 5 – RELATED PARTY PAYABLES

During the fiscal year ended November 30, 2011, a shareholder loaned $973 to fund Company operations.  No additional funds were loaned to the Company during the nine months ended August 31, 2012, leaving an ending balance in related party payables of $973.  The loan is unsecured, non-interest bearing and is due on demand.